Related Party Transactions and Arrangements (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services
The following table details amounts incurred, forgiven and payable in connection with the Company’s operations-related services described above as of and for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,		Payable (Receivable) as of
	2020	2019	2020	2019
(In thousands)	Incurred	Incurred)	Incurred	Incurred	June 30, 2020		December 31, 2019
Non-recurring fees and reimbursements:
Acquisition cost reimbursements	$—	$14	$70	$32	$—		$—
Ongoing fees and reimbursements:
Asset management fees	4,997	4,875	9,994	9,750	—		27
Property management fees	940	950	1,992	1,844	(102)		(44)
Professional fees and other reimbursements (1)	2,652	2,431	5,145	5,306	(327)	(3)	(377)	(3)
Distributions on Class B Units (2)	76	76	152	151	—		—
Total related party operation fees and reimbursements	$8,665	$8,346	$17,353	$17,083	$(429)		$(394)
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(1)
Includes $1.8 million and $3.7 million related to the Capped Reimbursement Amount for the three and six months ended June 30, 2020, respectively. Includes $1.7 million and $3.5 million related to the Capped Reimbursement Amount for the three and six months ended June 30, 2019, respectively.

(2)
Prior to April 1, 2015, the Company caused the OP to issue (subject to periodic approval by the Board) to the Advisor restricted performance based Class B Units for asset management services. As of June 30, 2020, the Board had approved the issuance of 359,250 Class B Units to the Advisor in connection with this arrangement. Effective April 1, 2015, the Company began paying an asset management fee to the Advisor or its assignees in cash, in shares, or a combination of both and no longer issues any Class B Units.

(3)
Balance includes a receivable of $0.3 million from the Advisor as of June 30, 2020 and $0.5 million at December 31, 2019, previously recorded in the fourth quarter of 2018, which, pursuant to authorization by the independent members of the Company’s board of directors, is payable over time during 2020. For the three and six months ended June 30, 2020, the Company received $0.1 million and $0.3 million, respectfully.